Intangible assets, net - Schedule of Estimated Amortization Expenses (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Intangible assets, net
2024	¥ 34,736
2025	27,602
2026	24,485
2027	24,276
2028	¥ 24,276